Description of Organization and Business Operations (Details Narrative) - USD ($)				1 Months Ended									3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 10, 2020	Mar. 04, 2019	Mar. 04, 2019	Sep. 17, 2020	Aug. 31, 2020	Jul. 16, 2020	Jun. 16, 2020	Aug. 19, 2019	Jun. 22, 2018	Apr. 30, 2018	Feb. 28, 2018	Aug. 31, 2017	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Sale of units per share													$ 10.57	$ 10.57	$ 10.20
Sale of units in initial public offering aggragate amount																$ 155,250,000
Deferred underwriting commissions													$ 5,433,750	$ 5,433,750	$ 5,433,750	5,433,750
Offering costs																9,295,693
Cash placed in a trust account													$ 129,127,500	$ 129,127,500	$ 162,019,909	159,718,098
Percentage of asset held in trust account														80.00%	80.00%
Business combination, percentage of voting securities													50.00%	50.00%	50.00%
Tax obligation, maximum amount													$ 100,000	$ 100,000	$ 100,000
Business Combination, minimum amount of net tangible assets													5,000,001	5,000,001	5,000,001
Cash													173,764	173,764	161,405	196,804
Woking capital													3,600,000	3,600,000	$ 477,000
Tax obligations													127,000	$ 127,000
Working capital loan repayment description														The Working Capital Loans will either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. On March 4, 2019, the Company issued the Convertible Note (as defined in Note 5) to the Sponsor, pursuant to which the Sponsor agreed to provide a Working Capital Loan to the Company of up to $1.5 million. The Company was provided $750,000 and $750,000 in loan proceeds during the year ended December 31, 2019 and the nine months ended September 30, 2020, respectively, for an aggregate amount of $1.5 million, pursuant to the amended Convertible Note.	The Working Capital Loans will either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. On March 4, 2019, the Company issued a convertible note (“Convertible Note”) to the Sponsor, pursuant to which the Sponsor agreed to provide a Working Capital Loan to the Company of up to $1.5 million. The Company was provided $400,000 and $350,000 in loan proceeds on March 4, 2019 and August 19, 2019, respectively, for an aggregate amount of $750,000, pursuant to the amended Convertible Note (see Note 5).
Proceeds from Convertible debt															$ 880,000
Convertible debt													1,500,000	$ 1,500,000
Payment for deposit													$ 806,000	1,200,000
Subsequent Event [Member]
Proceeds from Convertible debt	$ 130,000
Convertible debt	$ 880,000
Private Placement Warrants [Member]
Sale of units in initial public offering									7,760,000
Sale of units in initial public offering aggragate amount									$ 7,760,000
Warrants price per share									$ 1.00
Over-Allotment Option [Member]
Sale of units in initial public offering									2,025,000
Initial Public Offering [Member]
Sale of units in initial public offering									15,525,000
Sale of units per share									$ 10.00
Sale of units in initial public offering aggragate amount									$ 155,250,000
Warrants price per share									$ 1.00
Deferred underwriting commissions									$ 5,433,800
Offering costs									$ 9,300,000
Common Stock Class B
Sale of units in initial public offering aggragate amount
Offering costs
Common Stock Class A
Sale of units in initial public offering																15,525,000
Sale of units per share							$ 10.46
Sale of units in initial public offering aggragate amount																$ 1,553
Offering costs
Number of common stock sold							2,089,939
Value of number of common stock sold							$ 21,900,000
Number of common stock redeemed				1,215,698
Share Price				$ 10.57
Value of shares redemed				$ 12,800,000
Sponsor [Member]
Working capital loan repayment description										The Sponsor had agreed to loan the Company an aggregate of up to $300,000
Interest earned			$ 1,700,000
Working Capital Loan		$ 1,500,000	$ 1,500,000
Proceeds from Convertible debt		$ 400,000						$ 350,000						$ 750,000	$ 750,000
Sponsor [Member] | Private Placement Warrants [Member]
Sale of units in initial public offering									7,209,560
Sponsor [Member] | Common Stock Class B
Number of common stock sold											3,881,250	4,312,500
Value of number of common stock sold												$ 25,000
Promissory Note [Member] | Sponsor [Member]
Principal amount						$ 3,000,000
Maturity date						Dec. 31, 2020
Proceeds from loan						$ 1,000,000
Forward Purchase Agreement [Member] | Promissory Note [Member]
Working capital loan cancel					$ 1,000,000
Forward Purchase Agreement [Member] | Promissory Note [Member] | Subscribers [Member]
Principal amount					$ 35,000,000
Share Price					$ 10.56
Merger Agreement [Member] | Common Stock Class A
Share Price					$ 10.56
Value of of stock consideration					$ 344,000,000
Stock Consideration					32,557,303
Exercise price					$ 11.50
Merger Agreement [Member] | Sponsor [Member]
Warrant forfeit					2,260,000
Warrant transfer					2,200,000
Merger Agreement [Member] | Sponsor [Member] | Common Stock Class B
Stock conversion					500,000
Merger Agreement [Member] | Sponsor [Member] | Common Stock Class A
Common stock forfeited					600,000
Stock conversion					500,000